Leases - Schedule of Future Minimum Lease Payments (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Operating - 2023	$ 604
Short-term - 2023	1
Finance - 2023
Total lease payments - 2023	605
Operating - 2024	584
Short-term - 2024	(0)
Finance - 2024	(0)
Total lease payments - 2024	584
Operating - 2025	575
Short-term - 2025	(0)
Finance - 2025	(0)
Total lease payments - 2025	575
Operating - 2026	530
Short-term - 2026	(0)
Finance - 2026	(0)
Total lease payments - 2026	530
Operating - 2027 and beyond	442
Short-term - 2027 and beyond	(0)
Finance - 2027 and beyond	(0)
Total lease payments - 2027 and beyond	442
Operating - Total future minimum operating lease payments	2,735
Short-term - Total future minimum short-term lease payments	1
Finance - Total future minimum finance lease payments
Total Lease Payments - Total future minimum lease payments	2,736
Operating - Less effects of discounting	(416)
Short-term - Less effects of discounting	(0)
Finance - Less effects of discounting
Total Lease Payments - Less effects of discounting	(416)
Operating - Less effects of practical expedient	(0)
Short-term - Less effects of practical expedient	(1)
Finance - Less effects of practical expedient	(0)
Total Lease Payments - Less effects of practical expedient	(1)
Short-term - Lease liabilities recognized	(0)
Finance - Lease liabilities recognized
Total Lease Payments - Lease liabilities recognized	2,319
Other Liabilities [Member]
Operating - Lease liabilities recognized	$ 2,319